Interest in Joint Ventures - Summary of Interests In Joint Venture (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of joint ventures [abstract]
Share of net assets	¥ 4,771	¥ 3,966